Consolidated Balance Sheets (Parenthetical) - shares		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Common stock shares, outstanding	[1]		1,190,123
Common Class A [Member]
Common stock authorized unlimited		Unlimited	Unlimited
Common stock shares, issued		3,523,449	3,382,149
Common stock shares, outstanding		3,523,449	3,382,149
Common Class B [Member]
Common stock shares, issued		100,000	100,000
Common stock shares, outstanding		100,000	100,000
Common stock authorized		100,000	100,000
Class M Units [Member]
Common stock shares, issued		1	1
Common stock shares, outstanding		1	1
Common stock authorized		1	1

[1]	Represents Belpointe REIT’s outstanding Common Stock exchanged in connection with the Transaction.